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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  12/31/99
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Check here if Amendment [X]; Amendment Number: 1
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  This Amendment (Check only one.):      [X] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      ING Barings LLC
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Address:    55 East 52nd Street, New York, NY 10055
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Form 13F File Number:     28-7338
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Druch
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Title:  General Counsel and Compliance Director
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Phone:  212-409-6135
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Signature, Place, and Date of Signing:

/s/ Andrew Druch                   New York, NY, 10055           07/13/2000
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]




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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0
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Form 13F Information Table Entry Total:      1
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Form 13F Information Table Value Total:     $ 266
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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13F AMENDMENT FILING FOR THE PERIOD ENDING 12/31/99

ISSUER NAME                 TITLE OF CLASS  CUSIP NUMBER SHARES  MARKET VALUE   INVESTMENT DISCRETION   VOTING RIGHTS
                                                                  (000's)       Sole  Shared  Other     Sole  Shared  None

Reliastar Financial Corp.  Common            7595V103     680     26648          X                                     X
